Short-term Bank Borrowings	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
SHORT-TERM BANK BORROWINGS

NOTE 9 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following as of March 31, 2019 and 2018:

	As of March 31,
	2019	2018
Industrial Bank Co., Ltd	$1,039,578	$1,113,214
Postal Saving Bank of China	-	381,673
Total	$1,039,578	$1,494,887

On May 4, 2018, the Company entered into a bank loan agreement with Industrial Bank Co., Ltd to borrow $1,039,578 (RMB 7 million Yuan) as working capital for one year with due date on April 21, 2019 and was renewed on April 19, 2019. The loan bears a fixed interest rate of 1-year Loan Prime Rate ("LPR") +2.19% on the date of drawing per annum. The loan facility agreement is personally guaranteed by Mr. Wang Xuezhu, Mr. Wang Xianfu and Mrs. Lin Yanying. Based on guarantee contract the maximum guaranteed amount was RMB 7 million Yuan. The Company also pledged its building and land use rights as collaterals. Based on the pledge agreement, the maximum pledged amount was RMB 17.4 million Yuan.

On May 8, 2017, the Company entered into a bank loan agreement with Industrial Bank Co., Ltd to borrow $1,113,214 (RMB 7 million Yuan) as working capital for one year with due date on May 7, 2018. The loan bears a fixed interest rate of 1 year Loan Prime Rate ("LPR") +2.2% per annum on the date of drawing. The loan was fully repaid upon maturity. The loan agreement was personally guaranteed by Mr. Wang Xuezhu, Mr. Wang Xianfu and Mrs. Lin Yanying. The Company also pledged its building and land use right as collaterals.

On May 23, 2017, the Company entered into a loan facility framework agreement with Postal Saving Bank of China. The agreement allows the Company to access a total borrowing of approximately $380,000 (RMB 2.4 million Yuan) for short-term loans. The loan facility agreement is valid until May 22, 2020 and subject to renewal. The loan facility agreement is personally guaranteed by Mr. Wang Xianfu, Mrs. Lin Yanying and Fujian Happiness Biotech Research Center (Limited Partnership). The Company also pledged its building and land use right as collaterals. Pursuant to the loan facility agreement, on May 23, 2017, the Company entered into a loan agreement with Postal Saving Bank of China to borrow approximately $380,000 (RMB 2.4 million Yuan) as working capital for no more than 12 months. The loan bears a fixed interest rate of at least LPR*(1+30%) per annum on the date of drawing. The loan was fully repaid during 2019.

The carrying values of the Company's pledged assets to secure short-term borrowings by the Company are as follows:

	As of March 31,
	2019	2018
Buildings, net	$3,069,599	$3,313,476
Land use rights, net	95,540	105,066
Total	$3,165,139	$3,418,542

For the years ended March 31, 2019 and 2018, interest expense on all short-term bank loans amounted to $83,549 and $104,760, respectively.